Concentration, Credit and Other Risks (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of demand deposits
	March 31,	December 31,
	2019	2018
RMB denominated bank deposits with financial institutions in the PRC	$483,829	$1,523,622
US dollar denominated bank deposits with financial institutions in the PRC	$24,436	$133,053
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$215	$13,133
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$35,381	$44,182
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$687,151	$697,099
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$780,886	$695,155
Total	$2,011,898	$3,106,244

	December 31,
	2018	2017
RMB denominated bank deposits with financial institutions in the PRC	$1,523,622	$693,584
US dollar denominated bank deposits with financial institutions in the PRC	$133,053	$628,481
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$13,133	$17,508
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$44,182	$1,505,271
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$697,099	$1,033,769
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$695,155	$3,698,704
Total	$3,106,244	$7,577,317